Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Disclosure of inventory

	At December 31,
	2020	2019
	(€ million)
Finished goods and goods for resale	€3,962	€5,600
Work-in-progress, raw materials and manufacturing supplies	3,912	3,928
Amount due from customers for contract work	220	194
Total Inventories	€8,094	€9,722

Amounts due from customers for contract work
The Construction contracts, net asset/(liability) related to the design and production of industrial automation systems and related products and is summarized as follows:

	At December 31,
	2020	2019
	(€ million)
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€543	€826
Less: Progress billings	358	715
Construction contracts, net asset/(liability)	185	111
Construction contract assets	220	194
Less: Construction contract liabilities (Note 22)	35	83
Construction contracts, net asset/(liability)	€185	€111

Explanation of significant changes in contract assets and contract liabilities
Changes in the FCA Group's construction contracts, net asset/(liability) for the year ended December 31, 2020, were as follows:

	At January 1, 2020	Advances received from customers	Amounts recognized within revenue	At December 31, 2020
	(€ million)
Construction contracts, net asset/(liability)	€111	€(473)	€547	€185
Changes in the FCA Group's service contract liability for the year ended December 31, 2020, were as follows:

	At January 1, 2020	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/(Liabilities) held for sale	Other Changes	At December 31, 2020
	(€ million)
Service contract liability	€2,151	€723	€(640)	€—	€(231)	€2,003